Prepaid Expenses and Other Current Assets - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Facility And Manufacturing	$ 1.9
Prepaid Clinical Trials	1.4
Capitalized implementation costs	1.0
Non-refundable upfront costs related to future payments	$ 2.0